Provisions for Sundry Creditors - Additional Information (Detail)	Dec. 31, 2017
Bottom of range [member]
Disclosure of other provisions [line items]
Present value is determined based on discount rates	4.00%
Top of range [member]
Disclosure of other provisions [line items]
Present value is determined based on discount rates	10.50%